Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalent	$ 9,380,322	$ 6,960,996
Restricted cash		95,252
Accounts receivable, net	14,814,583	24,217,737
Notes receivable	13,049
Due from related parties, net	2,140,593	1,496,093
Loan receivable	59,612,192	3,816,618
Prepayments, deposits and other current assets, net	1,447,752	2,035,412
Total Current Assets	87,408,491	38,622,108
Property and equipment, net	10,996,642	10,262,418
Prepayments, deposits and other assets, net	226,544	381,656
Long term investments	30,764,195
Loan receivable – long term		64,951,511
Right of use assets	211,585
Deferred tax assets	980,653	601,271
Total Assets	130,588,110	114,818,964
CURRENT LIABILITIES:
Bank loans	2,609,755	4,393,811
Accounts payable	12,815,532	20,364,911
Accounts payable-related party		734,263
Convertible loans	9,079,966	2,251,832
Customer deposits	483,735	575,303
Deferred revenue	893,263	1,344,637
Loan from third party		470,765
Accrued expenses and other current liabilities	1,733,181	835,314
Due to related party	118,114	218,862
Taxes payable	110,843	730,924
Lease liabilities	91,587
Total Current Liabilities	27,935,976	31,920,622
Lease liabilities - non-current	101,992
Total Liabilities	28,037,968	31,920,622
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary shares, 0.00166667 par value; 300,000,000 shares authorized; 285,005,647 and 56,794,773 shares issued and outstanding as of December 31, 2022 and 2021	475,018	94,660
Additional Paid-in Capital	164,753,604	117,937,928
Accumulated deficit	(59,081,432)	(37,575,834)
Accumulated other comprehensive (loss) income	(3,333,541)	2,698,884
Total Powerbridge Technologies Co., Ltd.’s Shareholders’ Equity	102,813,649	83,155,638
Non-controlling interest	(263,507)	(257,296)
Total Equity	102,550,142	82,898,342
Total Liabilities and Equity	$ 130,588,110	$ 114,818,964